11. RECOVERABLE AND INCOME AND SOCIAL CONTRIBUTION TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Recoverable Taxes Tables Abstract
Schedule of recoverable taxes
Recoverable taxes	12.31.18	12.31.17
ICMS ("State VAT")	1,632.1	1,681.9
PIS and COFINS ("Federal Taxes to Social Fund Programs")	946.4	430.2
IPI ("Federal VAT")	836.7	791.2
INSS ("Brazilian Social Security")	307.9	280.4
Other	155.8	123.9
(-) Provision for losses	(176.0)	(160.5)
	3,702.9	3,147.1

Current	560.4	728.9
Non-current	3,142.5	2,418.2

Income and social contribution tax
Income and social contribution tax (IR/CS)	522.8	528.3
(-) Provision for losses	(9.0)	(9.0)
	513.8	519.3
Current	506.5	499.3
Non-current	7.3	20.0

Schedule of rollforward of provision for losses
	ICMS ("State VAT")		PIS and COFINS ("Federal Taxes to Social Fund Programs")		Income and social contribution tax		IPI ("Federal VAT")		Other		Total
	12.31.18	12.31.17	12.31.18	12.31.17	12.31.18	12.31.17	12.31.18	12.31.17	12.31.18	12.31.17	12.31.18	12.31.17
Beginning balance	(122.9)	(114.3)	(19.7)	(19.9)	(9.0)	(9.0)	(13.6)	(14.7)	(4.3)	(6.7)	(169.5)	(164.6)
Additions	(80.0)	(37.7)	-	-	-	-	-	-	(3.7)	(2.3)	(83.7)	(40.0)
Write-offs	61.9	29.1	2.3	0.2	-	-	-	1.2	0.5	4.0	64.7	34.5
Exchange rate variation	-	-	-	-	-	-	-	-	1.5	0.6	1.5	0.6
Transfer - held for sale (1)	-	-	-	-	-	-	-	-	2.0	-	2.0	-
Ending balance	(141.0)	(122.9)	(17.4)	(19.7)	(9.0)	(9.0)	(13.6)	(13.5)	(4.0)	(4.4)	(185.0)	(169.5)